Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2015
Advances to suppliers [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014

Advances to Honesty Group	$40	$-
Advances to other suppliers	86	33
Advances to suppliers	$126	$33